Schedule of tax liabilities (Details) - ARS ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Total Current	$ 619	$ 2,705
Provincial Municipal Federal Contribution Taxes Payable [Member]
IfrsStatementLineItems [Line Items]
Total Current	131	692
V A T Payable [Member]
IfrsStatementLineItems [Line Items]
Total Current		1,389
Tax Withholdings [Member]
IfrsStatementLineItems [Line Items]
Total Current	228	258
S U S S Withholdings [Member]
IfrsStatementLineItems [Line Items]
Total Current	27	16
Municipal Taxes Payble [Member]
IfrsStatementLineItems [Line Items]
Total Current	$ 233	$ 350